CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF CASH FLOWS
Net (loss)	$ (364,085)	$ (262,283)	$ (147,311)
Depreciation, depletion and amortization	18,344	24,754	45,107
Value of expenses contributed by officers		3,200	3,200
Stock issued for services		179,778	10,000
Stock issued for directors' and officers' fees		68,000	13,000
Changes in receivables	(302,612)	594	(19,842)
Changes in accrued expenses	15,223	(73,831)	17,419
Changes in accounts payable - trade	441,685	(5,627)	10,294
Changes in accounts payable - related party	16,354	13,579	39,216
NET CASH (USED) IN OPERATING ACTIVITIES	(175,091)	(51,836)	(28,917)
Restricted cash	(3,975)	(207,591)
Purchase of oil & gas properties	(1,293,745)	(30,601)	(26,666)
NET CASH (USED) IN INVESTING ACTIVITIES	(1,297,720)	(238,192)	(26,666)
Proceeds from sale of stock	1,625,630	124,000	25,000
Proceeds from notes payable to stockholder		218,500	26,666
Payment of notes payable to stockholder	(109,250)	(26,266)
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,516,380	316,234	51,666
Increase (Decrease) in cash for years	43,569	26,206	(3,917)
Cash and cash equivalents, beginning of year	28,551	2,345	6,262
Cash and cash equivalents, end of year	72,120	28,551	2,345
Interest	6,958	2,755
Australian income taxes	17,822	17,168	10,026
Surat Basin acquisition	7,752,202
Non-interest bearing notes payable, net of discount of $39,604	(2,960,396)
Common stock	$ (4,791,806)